STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable period	10 years
Vesting period	3 years
Unamortized stock compensation	$ 0
Stock options description	Of the approximately 10 million unvested stock options, the vesting criteria for 7.3 million options is still being evaluated as on the date of this Report, as those options are subject to individual milestone achievements
Share based compensation	$ 0	$ 0
2017 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock issued to awards	2,000,000
2015 and 2005 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock issued to awards	27,250,000